Consolidated balance sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, authorized	127,400,000	127,400,000
Ordinary shares, issued	36,093,139	35,844,114
Ordinary shares, outstanding	36,093,139	35,844,114